Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Allowance of expected credit loss	$ 298,165	$ 269,779
Net operating losses	1,502,853	1,156,903
Less: Valuation allowance	(1,771,823)	(1,426,682)
Deferred tax assets, net	$ 29,195